SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Category	Estimated Useful Life
Electronic equipment	4 years

Schedule of estimated useful life for the intangible assets

Category	Estimated Useful Life
Copyrights	3-10 years
Purchased software	1-5 years

Schedule of the undiscounted future minimum payments under the Group's operating lease liabilities and reconciliation to the operating lease liabilities recognized on the condensed consolidated balance sheet

	As of December 31, 2020
	RMB	US$
2021	1,601	245
2022	1,451	222
2023	1,563	240
2024	1,563	240
2025	1,327	203
Thereafter	508	78
Total lease payments	8,013	1,228
Less: Imputed interest	1,399	214
Present value of lease liabilities	6,614	1,014